Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [abstract]
Respective Useful Lives of property, plant and equipment
Useful life

Buildings	20 to 40 years

Machinery and other equipment

Machinery and equipment	7 to 20 years

Furniture and vehicles	5 to 10 years

Computer hardware	3 to 7 years

Respective Useful Lives of Available-for-Use Intangible Assets
	Useful life	Income statement line for amortization and impairment charges

Currently marketed products	5 to 20 years	"Cost of goods sold"

Technologies	10 to 20 years	"Cost of goods sold" or "Research and development"

Other (including computer software)	3 to 12 years	In the relevant functional expense